Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Description of Business [Abstract]
Description of Business
1.	Description of Business

SG Blocks, Inc. (the “Company”) was previously known as CDSI Holdings, Inc. (a Delaware corporation incorporated on December 29, 1993). On November 4, 2011, the Company’s wholly-owned subsidiary was merged with and into SG Building Blocks, Inc. (“SG Building”, formerly SG Blocks Inc.) (the “Merger”), with SG Building surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was a reverse merger that was accounted for as a recapitalization of SG Building as SG Building was the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

The Company is a provider of code engineered cargo shipping containers that it modifies and delivers to meet the growing demand for safe and green for commercial, industrial and residential building construction. Rather than consuming new steel and lumber, it capitalizes on the structural engineering and design parameters a shipping container must meet and repurposes them for use in building. It offers the construction industry a safer, greener, faster, longer lasting and more economical alternative to conventional construction methods.

The Company also provides engineering and project management services related to the use of modified containers in construction.

During 2011, the Company formed SG Blocks Sistema De Constucao Brasileiro LTDA. (“SG Brazil”), a wholly owned subsidiary of the Company. SG Brazil is currently inactive. During 2015, the Company formed Endaxi Infrastructure Group, Inc. (“Endaxi”), a wholly owned subsidiary of the Company, which is currently inactive.

1.	Description of Business

SG Blocks, Inc. (the “Company”) was previously known as CDSI Holdings, Inc. (a Delaware corporation incorporated on December 29, 1993). On November 4, 2011, the Company’s wholly-owned subsidiary was merged with and into SG Building Blocks, Inc. (“SG Building”, formerly SG Blocks Inc.) (the “Merger”), with SG Building surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was a reverse merger that was accounted for as a recapitalization of SG Building as SG Building was the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

During 2011, the Company formed SG Blocks Sistema De Constucao Brasileiro LTDA. (“SG Brazil”), a wholly owned subsidiary of the Company. The Company formed SG Brazil in order to actively explore opportunities in Brazil. SG Brazil had been inactive since 2013. In May 2015, the Company formed Endaxi Infrastructure Group, Inc. (“Endaxi”), which is currently inactive.

The Company is a provider of code engineered cargo shipping containers modified for use in “green” construction. The Company also provides engineering and project management services related to the use of modified containers in construction.